OPERATING SEGMENTS - Geographic Information (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
Geographic information:
Revenue	Rp 149,216	$ 9,690	Rp 147,306	Rp 143,210
Non-current operating assets	187,531		179,793
Indonesia
Geographic information:
Revenue	141,157		139,983	136,482
Non-current operating assets	184,599		176,586
Abroad
Geographic information:
Revenue	8,059		7,323	Rp 6,728
Non-current operating assets	Rp 2,932		Rp 3,207